Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Coro Global Inc.
Entity Central Index Key	0000842013
Amendment Flag	true
Amendment Description	Amendment Description
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false